CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Common stock issuance costs	$ 80,628	$ 154,092